Charter arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Charter arrangements (Tables) [Abstract]
Shipping revenues
The below table details the Company's shipping revenues:

(Dollars in thousands)	2018	2017	2016
Time charter revenues*	$64,462	$100,310	$118,997
Voyage charter revenues**	311,480	254,742	234,646
Other shipping revenues	-	-	2,366
Shipping revenues	$375,941	$355,052	$356,010

Vessel employment
The following summarizes the Company's vessel employment as of December 31, 2018:

Vessel	Type of Employment	Expiry
VLCC
DHT Amazon	Time charter with profit sharing	Q4 2021
DHT Bauhinia	Spot
DHT Bronco	Spot
DHT China	Time charter with profit sharing	Q2 2021
DHT Colt	Spot
DHT Condor	Spot
DHT Edelweiss	Time charter with profit sharing	Q1 2019
DHT Europe	Time charter with profit sharing	Q1 2022
DHT Falcon	Spot
DHT Hawk	Spot
DHT Jaguar	Spot
DHT Lake	Spot
DHT Leopard	Spot
DHT Lion	Spot
DHT Lotus	Time charter with profit sharing	Q1 2019
DHT Mustang	Spot
DHT Opal	Spot
DHT Panther	Spot
DHT Peony	Spot
DHT Puma	Spot
DHT Raven	Spot
DHT Redwood	Spot
DHT Scandinavia	Spot
DHT Stallion	Spot
DHT Sundarbans	Spot
DHT Taiga	Spot
DHT Tiger	Spot

Future charter payments
The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company's vessels on existing charters as of the reporting date are as follows:

(Dollar in thousands)
Year	Amount
2019	34,044
2020	36,837
2021	26,293
2022	154
2023	-
Thereafter	-
Net charter payments:	$97,327